Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (388,579)	¥ (324,830)
Less: Allowance for loan losses	(864,114)	(993,054)
Loans and advances	111,891,134	104,635,815
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	113,143,827	105,953,699
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	67,690,579	64,189,084
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	18,168,277	15,220,380
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	9,070,221	8,486,389
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,185,870	13,095,814
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,028,880	4,962,032
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 45,453,248	¥ 41,764,615